Note 41 - Subsequent Events (Details Textual)			3 Months Ended
	Mar. 09, 2022 USD ($)	Feb. 17, 2022 USD ($)	Mar. 31, 2022 USD ($)	Jul. 31, 2022 USD ($)	May 31, 2022 USD ($)
Abnormally large changes in asset prices or foreign exchange rates [member] | Zero cost contract to hedge 20,000 ounces of gold [member]
Statement Line Items [Line Items]
Derivative contract, number of ounces of gold hedged		20,000
Term of derivative contract (Month)		5 months
Hedging contract, cap		$ 1,940,000
Hedging contract, collar		$ 1,825,000
Derivative contract, number of ounces of gold hedged per month expiry		4,000
Abnormally large changes in asset prices or foreign exchange rates [member] | Call options to hedge ounces of gold [member]
Statement Line Items [Line Items]
Hedging instrument, liabilities	$ 796,000,000
Hedging instrument, ounces of gold hedged per month	4,000
Strike price per ounce				$ 2,200	$ 2,100
Impairment of assets [member] | Exploration and evaluation assets [member]
Statement Line Items [Line Items]
Impairment loss			$ 463,000